                       LIFE CYCLE MUTUAL FUNDS(TM), INC.

                          Life Cycle Equity Fund(TM)
                           Life Cycle Bond Fund(TM)
                     Life Cycle Retirement Income Fund(TM)
                          Life Cycle Harvest Fund(TM)

                              Semi-Annual Report
                               January 31, 1997

Investment Advisor
------------------
         Benson White & Company
         656 East Swedesford Road
         Wayne, Pennsylvania 19087

Administrator
-------------
         BISYS Fund Services, Inc.
         3435 Stelzer Road
         Suite 1000
         Columbus, Ohio 43219

Distributor
-----------
         Life Cycle Mutual Funds Distributors, Inc.
         125 W. 55 Street
         New York, New York 10019

Custodian
---------
         The Bank of New York
         90 Washington Street
         New York, New York 10286

Counsel
-------
         Battle Fowler LLP
         75 East 55th Street
         New York, New York 10022

Independent Accountants
-----------------------
         Coopers & Lybrand L.L.P.
         2400 Eleven Penn Center
         Philadelphia, Pennsylvania 19103


This report is for the information of the shareholders of Life Cycle Mutual Funds, Inc. Its use in connection with any offering of the fund's Shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
The Life Cycle Equity Fund(TM)
Portfolio of Investments - January 31, 1997



                                                                                                               Market
                                                                                                               Value
        Shares                                                                                               (Note 2)
-----------------------                                                                               ------------------------
                            Common Stocks -87.6%
                            Banking - 4.8%
                 2,900      KeyCorp                                                                 $                 151,888
                 3,100      National City Corp.                                                                       140,662
                                                                                                      ------------------------
                                                                                                                      292,550
                                                                                                      ------------------------
                            Chemicals - 4.6%
                 1,700      Dow Chemical Co.                                                                          131,113
                 2,700      Eastman Chemical Co.                                                                      147,487
                                                                                                      ------------------------
                                                                                                                      278,600
                                                                                                      ------------------------
                            Consumer Durables - Auto Related - 1.7%
                 3,100      Dana Corp.                                                                                101,138
                                                                                                      ------------------------

                            Consumer Services - 1.7%
                 2,300      International Flavors & Fragrance                                                         102,063
                                                                                                      ------------------------

                            Diversified - 3.6%
                 2,800      National Service Industries, Inc.                                                         107,450
                 2,800      Tenneco, Inc.                                                                             112,000
                                                                                                      ------------------------
                                                                                                                      219,450
                                                                                                      ------------------------

                            Financial Services - 5.0%
                 3,000      Corestates Financial Corp.                                                                149,250
                 1,500      J.P. Morgan & Co., Inc.                                                                   154,500
                                                                                                      ------------------------
                                                                                                                      303,750
                                                                                                      ------------------------
                            Food Products & Papers - 2.1%
                 4,100      SUPERVALU, Inc.                                                                           126,588
                                                                                                      ------------------------

                            Food Products & Services - 2.3%
                 3,500      H.J. Heinz Co.                                                                            140,875
                                                                                                      ------------------------

                            Forest Products & Papers - 4.6%
                 3,300      Potlatch Corp.                                                                            140,250
                 3,000      Union Camp Corp.                                                                          142,125
                                                                                                      ------------------------
                                                                                                                      282,375
                                                                                                      ------------------------
                             Holding Cos., Diversified - 1.8%
                 3,300      Eastern Enterprises                                                                       108,488
                                                                                                      ------------------------

                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
The Life Cycle Equity Fund(TM)
Portfolio of Investments (continued) - January 31, 1997

                                                                                                              Market
                                                                                                               Value
        Shares                                                                                               (Note 2)
-----------------------                                                                               ------------------------

                            Insurance - 10.6%
                 2,500      American General Corp.                                                  $                  99,688
                 2,000      Lincoln National Corp.                                                                    107,250
                 1,300      Marsh & McLennan Co.                                                                      140,075
                 4,800      St. Paul Co.                                                                              300,000
                                                                                                      ------------------------
                                                                                                                      647,013
                                                                                                      ------------------------

                            Oil & Gas - 8.4%
                 1,700      Amoco Corp.                                                                               147,900
                 1,500      Exxon Corp.                                                                               155,438
                   800      Mobil Corp.                                                                               105,000
                 3,600      Oneok, Inc.                                                                               106,650
                                                                                                      ------------------------
                                                                                                                      514,988
                                                                                                      ------------------------

                            Paper Products - 1.9%
                 2,600      Weyerhaeuser Co.                                                                          118,300
                                                                                                      ------------------------

                            Pipelines - 0.2%
                   260      El Paso Natural Gas                                                                        14,008
                                                                                                      ------------------------

                            Restaurants - 1.7%
                 5,200      Luby's Cafeteria, Inc.                                                                    105,950
                                                                                                      ------------------------

                            Retail - 2.1%
                 2,800      J.C. Penny, Inc.                                                                          132,650
                                                                                                      ------------------------

                            Shipbuilding - 0.1%
                   560      Newport News Shipbuilding                                                                   8,960
                                                                                                      ------------------------

                            Telecommunications - 10.1%
                 4,000      Alltel                                                                                    128,500
                 2,700      Ameritech Corp.                                                                           161,325
                 2,500      Bell Atlantic Corp.                                                                       168,125
                 2,900      SBC Communications, Inc.                                                                  159,138
                                                                                                      ------------------------
                                                                                                                      617,088
                                                                                                      ------------------------

                            Utilities - Electrical and General - 20.3%
                 4,400      Baltimore Gas and Electric Co.                                                            121,000
                 3,600      Carolina Power and Light Co.                                                              135,450


                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
The Life Cycle Equity Fund(TM)
Portfolio of Investments (continued) - January 31, 1997




                                                                                                               Market
                                                                                                               Value
        Shares                                                                                               (Note 2)
-----------------------                                                                               ------------------------
                            Utilities - Electrical and General (continued)
                 4,100      Consolidated Edison Co. of New York, Inc.                               $                 127,100
                 2,900      Duke Power Co., Inc.                                                                      135,938
                 2,900      Florida Power & Light, Inc.                                                               128,325
                 3,800      General Public Utilities Corp.                                                            127,300
                 3,400      Nicor, Inc.                                                                               122,825
                 4,100      Pacific Enterprises                                                                       123,513
                 4,200      Peco Energy Corp.                                                                          96,600
                 5,800      Southern Co.                                                                              126,870
                                                                                                      ------------------------
                                                                                                                    1,244,921
                                                                                                      ------------------------

                            Total Common Stocks (cost $5,099,087)                                                   5,359,755
                                                                                                      ------------------------
                            Total Investments (cost $5,099,087) (a)                                 $               5,359,755
                                                                                                      ========================
Percentages indicated are based on net assets of $6,121,528.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                                                   Unrealized appreciation                          $                 357,787
                                                   Unrealized depreciation                                            (97,119)
                                                                                                      ========================
                                                   Net unrealized appreciation                      $                 260,668
                                                                                                      ========================

                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
The Life Cycle Bond Fund(TM)
Portfolio of Investments - January 31, 1997


                                                                                                                      Market
      Principal                                                                                                       Value
        Amount                                                                                                      (Note 2)
-----------------------                                                                                         -------------------
U.S Government Obligations - 68.7%
               $40,000         U.S. Treasury Bills, 5.02%, 2/13/97                                                        39,930
                20,000         U.S. Treasury Notes, 4.75%, 10/31/98                                                       19,632
                20,000         U.S. Treasury Notes, 5.50%, 2/28/99                                                        19,830
                25,000         U.S. Treasury Notes, 6.00%, 8/15/99                                                        24,981
                25,000         U.S. Treasury Notes, 5.88%, 6/30/00                                                        24,790
                40,000         U.S. Treasury Notes, 5.50%, 12/31/00                                                       39,024
                30,000         U.S. Treasury Notes, 5.63%, 2/28/01                                                        29,346
                                                                                                              -------------------

                               Total U.S. Government Obligations (cost $198,531)                                         197,533
                                                                                                              -------------------

                               Total Investments (cost $198,531) (a)                                                     197,533
                                                                                                              ===================

Percentages indicated are based on net assets of $287,700.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:
                                                            Unrealized appreciation                                          235
                                                            Unrealized depreciation                                       (1,233)
                                                                                                              -------------------
                                                            Net unrealized depreciation                                     (998)
                                                                                                              ===================

                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
The Life Cycle Retirement Income Fund(TM)
Portfolio of Investments - January 31, 1997


                                                                                                       Market
      Principal                                                                                         Value
        Amount                                                                                        (Note 2)
-----------------------                                                                        ------------------------
U.S. Government Obligations - 77.8%
               $30,000         U.S. Treasury Bills, 5.02%, 2/13/97                           $                  29,948
                25,000         U.S. Treasury Notes, 5.13%, 11/30/98                                             24,671
                25,000         U.S. Treasury Notes, 6.00%, 8/15/99                                              24,982
                25,000         U.S. Treasury Notes, 6.00%, 10/15/99                                             25,009
                25,000         U.S. Treasury Notes, 5.50%, 4/15/00                                              24,574
                30,000         U.S. Treasury Notes, 5.75%, 10/31/00                                             29,561
                40,000         U.S. Treasury Notes, 5.50%, 12/31/00                                             39,024
                50,000         U.S. Treasury Notes, 5.63%, 2/28/01                                              48,910
                                                                                               ------------------------

                               Total U.S. Government Obligations (cost $248,522)                               246,679
                                                                                               ------------------------

                               Total Investments (cost $248,522) (a)                         $                 246,679
                                                                                               ========================

Percentages indicated are based on net assets of $316,876.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

                                                            Unrealized appreciation          $                     333
                                                            Unrealized depreciation                             (2,176)
                                                                                               ------------------------
                                                            Net unrealized depreciation      $                  (1,843)
                                                                                               ========================

                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
The Life Cycle Harvest Fund(TM)
Portfolio of Investments - January 31, 1997

                                                                                                       Market
        Principal                                                                                      Value
         Amount                                                                                       (Note 2)
--------------------------                                                                  -----------------------------
 U.S. Government Obligations - 44.2%

                  $50,000         U.S. Treasury Bills, 5.02%, 2/13/97                                             49,913
                  100,000         U.S. Treasury Bills, 5.03%, 2/20/97                                             99,730
                   50,000         U.S. Treasury Bills, 4.76%, 3/20/97                                             49,680
                                                                                            -----------------------------
                                  Total U.S. Government Obligations (cost $199,344)                              199,323
                                                                                            -----------------------------
                                  Total Investments (cost $199,344) (a)                   $                      199,323
                                                                                            =============================
Percentages indicated are based on net assets of $450,936.
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:
                                                              Unrealized appreciation     $                            -
                                                              Unrealized depreciation                                (21)
                                                                                            -----------------------------
                                                              Net unrealized depreciation $                          (21)
                                                                                            =============================


                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Statements of Assets and Liabilities (unaudited)
January 31, 1997

                                                               Equity            Bond           Retirement        Harvest
                                                                Fund             Fund          Income Fund          Fund
                                                           --------------    ------------    ---------------    -----------
ASSETS:

Investments in securities at value ( cost
$5,099,087; $198,531; $248,522; and
$199,344 respectively) ...................................     $5,359,755        $197,533           $246,679       $199,323
Cash .....................................................        721,638          63,594             49,762        245,003
Dividends and interest recievable ........................         21,589           2,678              3,797            873
Unamortized organization expenses ........................         24,634          24,671             19,536         24,671
Receivable for capital shares sold .......................         11,371          ------             ------         ------
Prepaid expenses and other assets ........................          8,356           6,879              6,524          2,031
                                                           ---------------    ------------     --------------   ------------
                                   Total Assets                 6,147,343         295,355            326,298        471,901
                                                           ---------------    ------------     --------------   ------------
LIABILITIES:
Dividends payable ........................................          9,805             698                809          1,002
Accrued expenses and other payables:
Investment advisory fees .................................          3,849             183                202            287
Administration fees ......................................          5,208           5,208              5,208          5,208
12b-1 fees ...............................................          3,849             183                202            287
Transfer agent  ..........................................          1,447             343                121             95
Other  ...................................................          1,657           1,040              2,880         14,086
                                                           ---------------    ------------    ---------------    -----------
                                   Total Liabilities               25,815           7,655              9,422         20,965
                                                           ---------------    ------------    ---------------    -----------

NET ASSETS                                                     $6,121,528        $287,700           $316,876       $450,936
                                                           ===============    ============    ===============    ===========

NET ASSETS:
Capital Stock ............................................           $521             $29                $32            $45
Additional paid in capital  ..............................      5,763,289         288,669            318,687        451,204
Accumulated undistributed net investment
    income ...............................................            129          ------             ------         ------
Accumulated realized gains (losses) on
    investments ..........................................         96,921          ------             ------           (292)
Net unrealized appreciation (depreciation)
    from investments .....................................        260,668            (998)            (1,843)           (21)
                                                           ---------------    ------------    ---------------    -----------

NET ASSETS                                                     $6,121,528        $287,700           $316,876       $450,936
                                                           ===============    ============    ===============    ===========


Shares of beneficial interest outstanding ................        521,239          29,110             32,199         45,125
                                                           ===============    ============    ===============    ===========


Net Asset Value per share ................................         $11.74           $9.88              $9.84          $9.99
                                                           ===============    ============    ===============    ===========

                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Statements of Operations (unaudited)
For the Period Ended January 31, 1997

                                                                      Equity          Bond          Retirement      Harvest
                                                                       Fund           Fund         Income Fund       Fund
                                                                   ------------   ------------   --------------   ----------

      INCOME:
      Interest ...............................................          $18,349         $6,208          $7,788       $12,975
      Dividend ...............................................           72,701         ------          ------        ------
                                                                   ------------   ------------   -------------   -----------
      Total Income                                                       91,050          6,208           7,788        12,975
                                                                   ------------   ------------   -------------   -----------

      EXPENSES:
      Advisory (Note 3) ......................................           16,648            975           1,173         2,088
      Administrative services (Note 3) .......................           31,250         31,250          31,250        31,250
      Custodian ..............................................            6,809          3,434           3,491         3,803
      Legal ..................................................           17,202          1,108           1,138         2,334
      Fund accounting ........................................            1,027            505             384             8
      12b-1 distribution fees (Note 3) .......................           16,657            974           1,174         2,086
      Amortization of organization expenses ..................            3,389          3,389           2,683         3,389
      Insurance  .............................................            1,976          1,976           1,976         1,976
      Audit ..................................................           12,000          1,440           1,650         3,150
      Registration ...........................................            4,300          3,850           3,850         3,940
      Transfer agent fees (Note 3) ...........................            4,181          2,527           1,149         1,213
      Trustees' fees and expenses  ...........................            1,500          1,500           1,500         1,500
      Miscellaneous ..........................................            1,447            892             598         1,304
                                                                  -------------   ------------   -------------   -----------
            Total Expenses before waivers ....................          118,386         53,820          52,016        58,041
            Less: Expenses waived or reimbursed by Advisor....          (75,644)       (51,290)        (48,968)      (52,583)
                                                                  -------------   ------------   -------------   -----------
            Net expenses .....................................           42,742          2,530           3,048         5,458
                                                                  -------------   ------------   -------------   -----------

      Net Investment Income ..................................           48,308          3,678           4,740         7,517
                                                                  -------------   ------------   -------------   -----------


      REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Net realized gains on investment transactions ..........          120,870         ------          ------             8

      Net change in unrealized appreciation (depreciation)
             on investments ..................................          343,684          1,508           2,435           (21)
                                                                  -------------   ------------   -------------   -----------

      Net realized and unrealized gains (losses) on
             investments .....................................          464,554          1,508           2,435           (13)
                                                                  -------------   ------------   -------------   -----------

      Increase in net assets resulting from operations .......         $512,862         $5,186          $7,175        $7,504
                                                                  =============   ============   =============   ===========

                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Statements of Changes in Net Assets

                                                                              Equity                            Bond
                                                                               Fund                             Fund
                                                               ----------------------------------  --------------------------------
                                                                   Six Months        October 2,     Six Months         October 4,
                                                                     Ended            1995 (a)        Ended             1995 (a)
                                                                  January 31,         through       January 31,         through
                                                                      1997            July 31,         1997             July 31,
                                                                  (unaudited)           1996        (unaudited)           1996
                                                               -----------------   --------------  ---------------   --------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
        Net investment income .................................     $48,308            $27,052           $3,678           $2,868
        Net realized gains from
              investment transactions .........................     120,870            116,521           ------           ------
        Net change in unrealized
              appreciation (depreciation)
              from investments ................................     343,684            (83,016)           1,508           (2,506)
                                                               -------------       ------------    -------------     ------------

        Increase in net assets resulting from
                 operations ...................................     512,862             60,557            5,186              362
                                                               -------------       ------------    -------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS
        From net investment income ............................     (48,179)           (27,052)          (3,678)          (2,868)
        From net realized gains ...............................    (140,470)            ------           ------           ------
                                                               -------------       ------------    -------------     ------------

        Total distributions to shareholders ...................    (188,649)           (27,052)          (3,678)          (2,858)
                                                               -------------       ------------    -------------     ------------

CAPITAL SHARE TRANSACTIONS
        Proceeds from sales of shares .........................   2,822,248          3,759,918           92,815          198,264
        Net asset value of shares issued to
              shareholders in reinvestment of
              dividends .......................................     154,372             17,037            2,942            2,868
        Net asset value of shares redeemed ....................    (130,525)          (884,240)         (31,584)          (1,607)
                                                               -------------       ------------    -------------     ------------
        Net increase in net assets derived
              from transactions in shares of
              beneficial interest .............................   2,846,095          2,892,715           64,173          199,525
                                                               -------------       ------------    -------------     ------------

Total Increase in Net Assets  .................................   3,170,308          2,926,220           65,681          197,019

NET ASSETS:
        Beginning of Year .....................................   2,951,220             25,000          222,019           25,000
                                                               -------------       ------------    -------------     ------------

        End of Year ...........................................  $6,121,528         $2,951,220         $287,700         $222,019
                                                               =============       ============    =============     ============


(a)  Commencemet of operations

     See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Statements of Changes in Net Assets


                                                                       Retirement                           Harvest
                                                                       Income Fund                           Fund
                                                           ---------------------------------    --------------------------------
                                                              Six Months         October 4,       Six Months         October 4,
                                                                Ended             1995 (a)          Ended             1995 (a)
                                                             January 31,          through        January 31,          through
                                                                 1997             July 31,           1997             July 31,
                                                             (unaudited)            1996         (unaudited)            1996
                                                           ----------------   --------------    ---------------    -------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
        Net investment income .............................         $4,740           $3,922             $7,517          $20,365
        Net realized gains from
              investment transactions .....................         ------           ------                  8             (300)
        Net change in unrealized
              appreciation (depreciation)
              from investments ............................          2,435           (4,278)               (21)          ------
                                                           ----------------   --------------    ---------------    -------------

        Increase in net assets resulting from
              operations ..................................          7,175             (356)             7,504           20,365
                                                           ----------------   --------------    ---------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
        From net investment income ........................         (4,740)          (3,922)            (7,517)         (20,365)
                                                           ----------------   --------------    ---------------    -------------

CAPITAL SHARE TRANSACTIONS
        Proceeds from sales of shares .....................         82,018          299,865            552,595        2,279,287
        Net asset value of shares issued to
              shareholders in reinvestment of
              dividends ...................................          4,564            3,922              8,375           20,098
        Net asset value of shares redeemed ................        (44,303)         (52,347)        (1,034,714)      (1,399,392)
                                                           ----------------   --------------    ---------------    -------------
        Net increase in net assets derived
              from transactions in shares of
              beneficial interest .........................         42,279          251,440           (473,744)         899,993
                                                           ----------------   --------------    ---------------    -------------

Total Increase in Net Assets  .............................         44,714          247,162           (473,757)         899,693

NET ASSETS:
        Beginning of Year .................................        272,162           25,000            924,693           25,000
                                                           ----------------   --------------    ---------------    -------------

        End of Year .......................................       $316,876         $272,162           $450,936         $924,693
                                                           ================   ==============    ===============    =============

(a)   Commencement of Operations.

                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Notes to Financial Statements
January 31, 1997

     1. DESCRIPTION. Life Cycle Mutual Funds(TM), Inc. (The "Fund") was organized on June 25, 1995, and is registered under the Investment Company Act of 1940, as amended, as an open ended, management investment company and currently consists of four separate investment portfolios (collectively the "Portfolios"): the Life Cycle Equity Fund(TM) (the "Equity Fund"), the Life Cycle Bond Fund(TM) (the "Bond Fund"), the Life Cycle Retirement Income Fund(TM) (the "Retirement Income Fund"), and the Life Cycle Harvest Fund(TM) (the "Harvest Fund"). The Portfolios are offered in connection with an age-based asset allocation program (the "Life Cycle Program") which is designed to meet the long-term retirement investment needs of individual investors. The Life Cycle Program is intended to manage investors' retirement assets by making disciplined age-based asset allocation decisions to achieve this overall objective. The Equity Funds's investment objective is to maximize investors' total return by investing in a portfolio of common stocks selected from the Standard & Poor's 500 Index on the basis of such stocks' ability to provide capital appreciation and generate dividend income. The Bond Fund's investment objective is to maximize income consistent with the preservation of capital.
The Bond Fund intends to achieve its investment objective, with a low risk to capital, by investing in a laddered portfolio of bonds issued and backed by the full faith and credit of the U.S. Government and its agencies and instrumentalities, mortgage-backed securities, and investment-grade debt securities issued by corporations and banks. The Retirement Income Fund's investment objective is to maximize income consistent with the preservation of capital. The Retirement Income Fund intends to achieve its investment objective, with moderate risk to capital, by investing in a laddered portfolios of bonds issued and backed by the full faith and credit of the U.S. Government and its agencies and instrumentalities, mortgage-backed securities, and investment-grade debt securities issued by corporations and banks. The Harvest Fund seeks to earn income consistent with the preservation of capital. The Harvest Fund intends to achieve its investment objective by investing in a laddered portfolio of short-term bonds issued and backed by the full faith and credit of the U.S. Government and its agencies and instrumentalities, negotiable CD's, repurchase agreements, and short-term corporate debt securities.

             2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Fund:

     A. Portfolio Valuation. The net asset value per share of the Portfolios is calculated as of 4:00 P.M. (Eastern Time). Securities listed on an exchange are valued at the last sales price prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of the closing bid price. Assets for which market quotations are not readily available are valued in accordance with procedures established by the Fund's Board of Directors, including use of an independent pricing service. Short-term securities with maturities of 60 days or less are valued at amortized cost, if their terms to maturity at purchase were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

     B. Securities Transactions and Investment Income. Securities transactions are recorded on

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Notes to Financial Statements (continued)
January 31, 1997

a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount, is accrued daily.

     C. Distributions to Shareholders. The Bond Fund, Retirement Income Fund, and Harvest Fund declare dividends from net investment income daily and distribute that income monthly. The Equity Fund declares and distributes net investment income on a quarterly basis. Net realized capital gains will be declared and distributed annually. Distributions are recorded on the ex-dividend date.

     D. Federal Income Tax. It is the policy of each of the Portfolios to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolios will not be subject to Federal income taxes to the extend that they distribute all of their taxable income for the fiscal year. The Portfolios also intend to meet the distribution requirements to avoid the payment of an excise tax.

     E. Organization Expenses. Costs incurred in connection with the organization and initial registration of the Fund have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Portfolio's commencement of operations. In the event any of the initial shares of any of the Portfolios are redeemed, the appropriate Portfolio will be reimbursed for any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at time of redemption.

     F. Determination of Net Asset Value and Calculation of Expenses. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among each Portfolio within the Fund in relation to the net assets of each Portfolio or on another reasonable basis.

     G. Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Actual results could differ from these amounts.

             3. INVESTMENT ADVISORY, ADMINISTRATIVE AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Benson White & Company (the "Advisor"). The Investment Advisory Agreement provides for the Advisor to supervise all aspects of the Fund's operations and provide investment advice and portfolio management services to the Fund. Subject to the supervision of the Fund's Board of Directors, the Advisor makes each Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the portfolio investments. The Advisor is also responsible for the management and implementation of the Life Cycle Program. Pursuant to the terms of the Investment Advisory Agreement, the Advisor is paid a monthly advisory fee equal to 0.75% of each Portfolio's average daily net assets per annum.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Notes to Financial Statements (continued)
January 31, 1997

For the period ended January 31, 1997, the Advisor earned fees of $16,648, $975, $1,173, $2,088, for the Equity, Bond, Retirement Income, and Harvest Funds, respectively. For the period ended January 31, 1997, the Advisor voluntarily waived fees of $16,648, $975, $1,173, $2,088, for the Equity, Bond, Retirement Income, and Harvest Funds, respectively.

     BISYS Fund Services ("BISYS") is responsible for providing the portfolios with administrative, fund accounting, dividend and capital gains distribution and transfer agency services. BISYS assumed these functions during the six month period ended January 31, 1997, following the acquisition by the BISYS Group, Inc. of the Mutual Funds Division of Furman Selz, LLC ("Furman Selz"), which organization had previously provided these services to the portfolios.

BISYS provides the Fund with administrative, fund accounting, dividend disbursing and transfer agency services pursuant to an administrative services agreement (the "Administrative Services Agreement"). Pursuant to the Administrative Services Agreement, BISYS receives a fee, payable monthly, equal to 0.20% of the Fund's aggregate average net assets, subject to a minimum of $250,000 per year, plus out of pocket expenses. For the period ended January 31, 1997, BISYS and Furman Selz earned, in the aggregate, $125,000 for services provided to the Fund, consisting of $31,250 from each of the four individual portfolios.

The fund entered into a distribution agreement (the "Distribution Agreement") with Life Cycle Mutual Funds Distributors, Inc., an affiliate of Furman Selz. Under the Distribution Agreement, Life Cycle Mutual Funds Distributors, Inc., as agent for the Fund, agrees to use its best efforts as sole distributor of the Funds' shares. Under the agreement, the distributor will receive an annual fee of up to 0.75% of average daily net assets in return for financing certain distribution and shareholder related activities related to the Funds' shares. During the period ended January 31, 1997, the actual rates incurred by the Funds were: 0.75% 0.74%, 0.75% and 0.75% for the Equity, Bond, Retirement Income and Harvest Funds, respectively.

The Advisor has voluntarily agreed to cap the expense ratios at 1.95% for each Portfolio. In order to maintain that expense ratio, the Advisor has agreed to reimburse expenses as follows: Equity Fund - $58,996; Bond Fund - $50,315; Retirement Income Fund - $47,795; Harvest Fund - $50,495.

             4. SECURITIES TRANSACTIONS. Purchase and Sale Transactions. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the Equity Fund was $3,290,196 and $953,146, respectively, for the period ended January 31, 1997.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Notes to Financial Statements (continued)
January 31, 1997

5. CAPITAL SHARE TRANSACTIONS. The Fund is authorized to issue 20 billion shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Portfolios were as follows:


                                                                   Equity Fund                            Bond Fund
                                                      -------------------------------------  ----------------------------------
                                                       Six Months             October 2,         Six Months        October 4,
                                                         Ended                 1995 (a)             Ended           1995* (a)
                                                       January 31,             through           January 31,         through
                                                          1997                 July 31,             1997             July 31,
                                                       (unaudited)               1996            (unaudited)          1996
                                                      -----------------    ----------------   ---------------    -------------

       Beginning Balance ...........................           276,239               2,500            22,605             2,500
                                                      -----------------    ----------------   ---------------    -------------
       Shares sold .................................           241,023             351,123             9,412            19,977
       Shares issued in reinvestment of dividends ..            13,138               1,598               298               291
       Shares redeemed .............................            (9,161)            (78,982)           (3,205)             (163)
                                                      -----------------    ----------------   ---------------    -------------
       Net increase (decrease) in shares ...........           245,000             273,739             6,505            20,105
                                                      -----------------    ----------------   ---------------    --------------
       Ending Balance ..............................           521,239             276,239            29,110            22,605
                                                      =================    ================   ===============    ==============

                                                              Retirement Income Fund                    Harvest Fund
                                                      -------------------------------------   ---------------------------------
                                                       Six Months            October 4,        Six Months          October 4,
                                                         Ended                1995 (a)            Ended             1995 (a)
                                                       January 31,            through          January 31,          through
                                                          1997                July 31,             1997              July 31,
                                                       (unaudited)              1996            (unaudited)           1996
                                                      -----------------    ----------------   ---------------     --------------

       Beginning Balance ...........................            27,883               2,500             92,499              2,500
                                                      -----------------    ----------------   ---------------     --------------
       Shares sold .................................             8,351              30,286             55,312            227,927
       Shares issued in reinvestment of dividends ..               470                 397                800              2,010
       Shares redeemed .............................            (4,505)             (5,300)          (103,486)          (139,938)
                                                      -----------------    ----------------   ---------------      -------------
       Net increase (decrease) in shares ...........             4,316              25,383            (47,374)            89,999
                                                      -----------------    ----------------   ---------------      -------------
       Ending Balance ..............................            32,199              27,883             45,125             92,499
                                                      =================    ================   ===============      =============

     (a)  Commencement of Operations.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Financial Highlights


                                                                Equity Find                         Bond Fund
                                                     -----------------------------------  -------------------------------
                                                          Six Months         October 2,      Six Months      October 4,
                                                            Ended          1995 (a)(d)         Ended        1995 (a)(d)
                                                         January 31,          through       January 31,       through
                                                             1997            July 31,          1997           July 31,
                                                         (unaudited)           1996         (unaudited)         1996
                                                     -----------------   ---------------   -------------    -------------

Net Asset Value, Beginning of Period .............              $10.68           $10.00            $9.82           $10.00
                                                     -----------------   --------------    -------------    -------------
Income from Investment Operations:
    Net investment income ........................                0.12             0.12             0.14             0.22
    Net realized\unrealized gains (losses) on
         investments .............................                1.37             0.68             0.06            (0.18)
                                                     -----------------   --------------    -------------    -------------
    Total from Investment Operations .............                1.49             0.80             0.20             0.04
                                                     -----------------   --------------    -------------    -------------

Less Distributions:
    Dividends from net investment income .........               (0.12)           (0.12)           (0.14)           (0.22)
    Distributions from net realized gains ........               (0.31)           -----             ----             ----
                                                     -----------------   --------------    -------------    -------------
    Total Distributions ..........................               (0.43)           (0.12)           (0.14)           (0.22)
                                                     -----------------   --------------    -------------    -------------
Net Asset Value, End of Period ...................             $11.744          $10.680           $9.883           $9.820
                                                     =================   ==============    =============    =============
Total Return (excludes sales charge) .............              13.94%(b)         8.05%(b)         2.05%(b)         0.39%(b)

Ratios/Supplementary Data:
    Net Assets, End of Period (in thousands) .....              $6,122           $2,951             $288             $222
    Ratios of Net Investment Income to Average
          Net Assets .............................               2.18%(c)         1.82%(c)         2.83%(c)         2.51%(c)
    Ratios of Expenses to Average Net Assets .....               1.95%(c)         1.95%(c)         1.95%(c)         1.95%(c)
    Ratios of Expenses to Average Net Assets* ....               5.34%(c)         9.70%(c)        41.39%(c)        76.34%(c)

Portfolio Turnover Rate ..........................              27.20%          132.00%            ------         ------
Average Commission Rate ..........................               $0.06            $0.03            ------         ------


(*) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of Operations.
(b) Not annualized
(c) Annualized.
(d) Per share amounts based on the average number of shares outstanding during the period from commencement of operations to to July 31, 1996.


               See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS(TM), INC.
Financial Highlights


                                                                   Retirement Income Fund                Harvest Fund
                                                             ----------------------------------  ------------------------------
                                                                Six Months         October 4,      Six Months      October 4,
                                                                  Ended           1995 (a)(d)         Ended       1995 (a)(d)
                                                               January 31,           through       January 31,      through
                                                                   1997             July 31,          1997          July 31,
                                                               (unaudited)            1996         (unaudited)        1996
                                                             ---------------    ---------------  --------------- --------------

Net Asset Value, Beginning of Period.......................            $9.76             $10.00           $10.00         $10.00
                                                             ---------------    ---------------  --------------- --------------
Income from Investment Operations:
    Net investment income..................................             0.15               0.24             0.14           0.20
    Net realized\unrealized gains (losses) on investments..             0.08              (0.24)           (0.01)        ------
                                                             ---------------    ---------------  --------------- --------------
    Total from Investment Operations.......................             0.23             ------             0.13           0.20
                                                             ---------------    ---------------  --------------- --------------
Less Distributions:
    Dividends from net investment income...................            (0.15)             (0.24)           (0.14)         (0.20)
                                                             ---------------    ---------------  --------------- --------------
Net Asset Value, End of Period.............................            $9.84              $9.76            $9.99         $10.00
                                                             ===============    ===============  =============== ==============
Total Return (excludes sales charge).......................            2.36%(b)          -0.02%(b)         1.26%(b)       2.05%(b)

Ratios/Supplementary Data:
    Net Assets, End of Period (in thousands)...............             $317               $272             $451           $925
    Ratios of Net Investment Income to Average Net Assets..            3.03%(c)           2.83%(c)         2.70%(c)       2.44%(c)
    Ratios of Expenses to Average Net Assets...............            1.95%(c)           1.95%(c)         1.95%(c)       1.95%(c)
    Ratios of Expenses to Average Net Assets*..............           33.27%(c)          60.32%(c)        20.85%(c)      12.38%(c)



(*) During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of Operations.
(b) Not annualized
(c) Annualized.
(d) Per share amounts based on the average number of shares outstanding during the period from commencement of operations to July 31, 1996.

                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS(TM), INC.


Board of Directors

Clay B. Mansfield*                                Frederik Fazer
       Chairman                                      Director

Timothy W. Cunningham*                            Thomas Flanigan
       President                                     Director

                                                  Robert Straniere
                                                     Director


* "Interested Person" as that term is defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------


Officers

Clay B. Mansfield                                 James C. White
       Chairman of the Board and Treasurer           Vice President

Timothy W. Cunningham                             Curtis Barnes
       President and Secretary                       Vice President

William H. Hastings, Jr.                          Sheryl Hirschfeld
       Assistant Secretary                           Assistant Secretary

Michael Sakala                                    Alaina V. Metz
       Assistant Treasurer                           Assistant Secretary

Bruce Treff
       Assistant Secretary